Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 132,439
2026	290,146
2027	118,211
2028	193,119
2029	304,529
Thereafter	1,559,876
Total	$ 2,598,320	$ 1,690,449